Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
October 31, 2023
ASE-NPRT3-1223
1.884778.119
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	130,400	2,008,160
Entertainment - 1.6%
Lions Gate Entertainment Corp. Class B (a)	106,000	790,760
Netflix, Inc. (a)	51,510	21,206,152
Roku, Inc. Class A (a)	36,000	2,144,520
Spotify Technology SA (a)	27,870	4,591,861
Take-Two Interactive Software, Inc. (a)	22,200	2,969,250
The Walt Disney Co. (a)	141,687	11,560,242
TKO Group Holdings, Inc.	29,621	2,428,330
		45,691,115
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (a)	360,000	44,668,800
Class C (a)	380,820	47,716,746
Angi, Inc. (a)	477,100	768,131
IAC, Inc. (a)	5,480	233,174
Match Group, Inc. (a)	6,900	238,740
Meta Platforms, Inc. Class A (a)	192,440	57,976,399
Pinterest, Inc. Class A (a)	82,400	2,462,112
Snap, Inc. Class A (a)	515,720	5,162,357
Zoominfo Technologies, Inc. (a)	9,230	119,621
		159,346,080
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	161,430	466,533
Charter Communications, Inc. Class A (a)	20,200	8,136,560
Comcast Corp. Class A	109,838	4,535,211
DISH Network Corp. Class A (a)(b)	17,200	84,280
Liberty Broadband Corp.:
Class A (a)	58,500	4,874,220
Class C (a)	21,300	1,774,503
		19,871,307
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	39,652	5,704,337
TOTAL COMMUNICATION SERVICES		232,620,999
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.1%
Aptiv PLC (a)	33,600	2,929,920
Automobiles - 1.2%
Tesla, Inc. (a)	173,400	34,825,656
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	825,179	109,823,073
Etsy, Inc. (a)	26,400	1,644,720
		111,467,793
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc. (a)	3,390	9,456,608
Chipotle Mexican Grill, Inc. (a)	4,300	8,351,460
Domino's Pizza, Inc.	11,700	3,966,183
Draftkings Holdings, Inc. (a)	150,600	4,159,572
Dutch Bros, Inc. (a)	19,200	467,328
Las Vegas Sands Corp.	61,500	2,918,790
Marriott International, Inc. Class A	44,600	8,409,776
McDonald's Corp.	2,100	550,557
Penn Entertainment, Inc. (a)	143,100	2,823,363
Red Rock Resorts, Inc.	26,100	1,032,255
Starbucks Corp.	75,600	6,973,344
Sweetgreen, Inc. Class A (a)	19,729	203,801
Wingstop, Inc.	24,500	4,477,865
Yum! Brands, Inc.	56,600	6,840,676
		60,631,578
Household Durables - 0.1%
D.R. Horton, Inc.	14,600	1,524,240
Leisure Products - 0.2%
YETI Holdings, Inc. (a)(b)	114,900	4,885,548
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A (a)	30,300	1,842,846
O'Reilly Automotive, Inc. (a)	7,000	6,513,080
Signet Jewelers Ltd.	34,100	2,381,203
The Home Depot, Inc.	38,379	10,926,118
TJX Companies, Inc.	300,196	26,438,262
Warby Parker, Inc. (a)	42,900	556,842
Williams-Sonoma, Inc.	10,600	1,592,544
		50,250,895
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	94,700	9,732,319
PVH Corp.	20,200	1,501,870
Ralph Lauren Corp.	63,400	7,134,402
Tapestry, Inc.	109,600	3,020,576
VF Corp.	50,800	748,284
Wolverine World Wide, Inc.	54,300	437,115
		22,574,566
TOTAL CONSUMER DISCRETIONARY		289,090,196
CONSUMER STAPLES - 6.1%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (a)	6,619	2,210,415
Brown-Forman Corp. Class B (non-vtg.)	36,400	2,044,224
Celsius Holdings, Inc. (a)	6,100	927,749
Constellation Brands, Inc. Class A (sub. vtg.)	29,165	6,828,985
Duckhorn Portfolio, Inc. (a)	98,601	1,028,408
Keurig Dr. Pepper, Inc.	178,510	5,414,208
Monster Beverage Corp.	131,086	6,698,495
PepsiCo, Inc.	73,590	12,015,775
The Coca-Cola Co.	340,445	19,231,738
The Vita Coco Co., Inc. (a)	65,000	1,761,500
		58,161,497
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	23,800	1,621,256
Costco Wholesale Corp.	35,830	19,793,925
Dollar Tree, Inc. (a)	21,583	2,397,655
Maplebear, Inc.	17,200	423,636
Sprouts Farmers Market LLC (a)	7,900	331,958
Target Corp.	12,200	1,351,638
Walmart, Inc.	113,567	18,557,983
		44,478,051
Food Products - 0.7%
Freshpet, Inc. (a)(b)	28,324	1,625,798
Lamb Weston Holdings, Inc.	23,969	2,152,416
McCormick & Co., Inc. (non-vtg.)	44,715	2,857,289
Mondelez International, Inc.	123,196	8,156,807
The Hershey Co.	19,279	3,611,921
		18,404,231
Household Products - 1.3%
Colgate-Palmolive Co.	71,800	5,393,616
Energizer Holdings, Inc.	23,200	732,656
Procter & Gamble Co.	209,378	31,412,981
		37,539,253
Personal Care Products - 0.4%
elf Beauty, Inc. (a)	14,800	1,370,924
Estee Lauder Companies, Inc. Class A	39,753	5,122,969
Kenvue, Inc.	239,856	4,461,322
		10,955,215
TOTAL CONSUMER STAPLES		169,538,247
ENERGY - 4.3%
Energy Equipment & Services - 0.6%
Expro Group Holdings NV (a)	185,400	2,920,050
Schlumberger Ltd.	124,500	6,929,670
Weatherford International PLC (a)	71,000	6,609,390
		16,459,110
Oil, Gas & Consumable Fuels - 3.7%
Exxon Mobil Corp.	590,024	62,454,040
Hess Corp.	145,100	20,952,440
Phillips 66 Co.	60,800	6,935,456
Valero Energy Corp.	106,600	13,538,200
		103,880,136
TOTAL ENERGY		120,339,246
FINANCIALS - 13.4%
Banks - 4.1%
Bank of America Corp.	456,437	12,022,551
Citigroup, Inc.	89,560	3,536,724
JPMorgan Chase & Co.	401,154	55,784,475
KeyCorp	441,828	4,515,482
M&T Bank Corp.	31,846	3,590,637
PNC Financial Services Group, Inc.	89,620	10,258,801
Truist Financial Corp.	130,600	3,703,816
Wells Fargo & Co.	519,048	20,642,539
		114,055,025
Capital Markets - 2.4%
Bank of New York Mellon Corp.	234,206	9,953,755
BlackRock, Inc. Class A	16,029	9,814,236
Cboe Global Markets, Inc.	32,371	5,305,283
CME Group, Inc.	42,929	9,163,624
Interactive Brokers Group, Inc.	55,307	4,428,431
MarketAxess Holdings, Inc.	18,022	3,852,203
Moody's Corp.	24,200	7,453,600
Morgan Stanley	116,895	8,278,504
Northern Trust Corp.	68,300	4,501,653
State Street Corp.	35,620	2,302,121
StepStone Group, Inc. Class A	38,296	1,083,777
Virtu Financial, Inc. Class A	85,426	1,579,527
		67,716,714
Consumer Finance - 0.2%
Capital One Financial Corp.	41,633	4,217,007
Financial Services - 3.0%
Apollo Global Management, Inc.	189,826	14,700,125
Block, Inc. Class A (a)	24,924	1,003,191
Fiserv, Inc. (a)	86,386	9,826,408
FleetCor Technologies, Inc. (a)	12,140	2,733,564
Global Payments, Inc.	74,388	7,901,493
MGIC Investment Corp.	209,230	3,523,433
PayPal Holdings, Inc. (a)	37,500	1,942,500
Visa, Inc. Class A	167,232	39,316,243
Voya Financial, Inc.	34,423	2,298,424
		83,245,381
Insurance - 3.7%
Arch Capital Group Ltd. (a)	65,864	5,709,092
Arthur J. Gallagher & Co.	61,027	14,371,248
Chubb Ltd.	60,174	12,914,544
Everest Re Group Ltd.	14,318	5,664,487
Globe Life, Inc.	56,561	6,581,438
Hartford Financial Services Group, Inc.	135,390	9,944,396
Marsh & McLennan Companies, Inc.	71,908	13,637,352
Progressive Corp.	103,603	16,378,598
Reinsurance Group of America, Inc.	27,086	4,048,544
The Travelers Companies, Inc.	38,232	6,401,566
Unum Group	128,540	6,285,606
Willis Towers Watson PLC	11,300	2,665,557
		104,602,428
TOTAL FINANCIALS		373,836,555
HEALTH CARE - 13.1%
Biotechnology - 2.2%
Biogen, Inc. (a)	13,200	3,135,528
Exact Sciences Corp. (a)	60,500	3,726,195
Gilead Sciences, Inc.	316,000	24,818,640
Regeneron Pharmaceuticals, Inc. (a)	13,300	10,372,537
Vertex Pharmaceuticals, Inc. (a)	53,000	19,191,830
		61,244,730
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	17,400	1,645,170
Boston Scientific Corp. (a)	657,810	33,673,294
Inspire Medical Systems, Inc. (a)	11,500	1,692,340
Intuitive Surgical, Inc. (a)	50,300	13,189,666
Penumbra, Inc. (a)	24,200	4,625,830
Stryker Corp.	83,400	22,536,348
		77,362,648
Health Care Providers & Services - 4.6%
agilon health, Inc. (a)	240,266	4,324,788
Cencora, Inc.	110,700	20,496,105
Cigna Group	53,400	16,511,280
CVS Health Corp.	107,900	7,446,179
Humana, Inc.	16,600	8,693,254
Surgery Partners, Inc. (a)	333,062	7,703,724
UnitedHealth Group, Inc.	117,800	63,088,968
		128,264,298
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	47,000	1,658,160
Danaher Corp.	18,300	3,513,966
Thermo Fisher Scientific, Inc.	5,400	2,401,758
West Pharmaceutical Services, Inc.	13,000	4,137,770
		11,711,654
Pharmaceuticals - 3.1%
Eli Lilly & Co.	79,766	44,184,780
Merck & Co., Inc.	362,900	37,269,830
Royalty Pharma PLC	233,400	6,271,458
		87,726,068
TOTAL HEALTH CARE		366,309,398
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.8%
Howmet Aerospace, Inc.	121,200	5,344,920
Lockheed Martin Corp.	30,400	13,821,056
Northrop Grumman Corp.	14,100	6,647,163
The Boeing Co. (a)	83,375	15,576,118
TransDigm Group, Inc. (a)	10,200	8,446,518
		49,835,775
Air Freight & Logistics - 0.2%
FedEx Corp.	26,600	6,386,660
Building Products - 0.7%
Trane Technologies PLC	101,600	19,335,496
Electrical Equipment - 1.0%
AMETEK, Inc.	124,200	17,483,634
Eaton Corp. PLC	8,889	1,848,112
Hubbell, Inc. Class B	22,500	6,077,250
Nextracker, Inc. Class A (b)	65,900	2,290,684
Vertiv Holdings Co.	38,400	1,507,968
		29,207,648
Ground Transportation - 1.8%
CSX Corp.	348,000	10,387,800
Old Dominion Freight Lines, Inc.	36,900	13,898,754
Uber Technologies, Inc. (a)	366,560	15,864,717
Union Pacific Corp.	51,100	10,608,871
		50,760,142
Industrial Conglomerates - 1.0%
General Electric Co.	178,189	19,356,671
Honeywell International, Inc.	46,300	8,484,938
		27,841,609
Machinery - 2.7%
Caterpillar, Inc.	47,700	10,782,585
Deere & Co.	9,400	3,434,384
Dover Corp.	100,100	13,007,995
Fortive Corp.	197,700	12,905,856
Ingersoll Rand, Inc.	238,900	14,496,452
Parker Hannifin Corp.	52,500	19,367,775
		73,995,047
TOTAL INDUSTRIALS		257,362,377
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	61,800	12,382,866
Lumentum Holdings, Inc. (a)	110,400	4,328,784
		16,711,650
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. (a)	417,500	10,738,100
Jabil, Inc.	174,617	21,442,968
		32,181,068
IT Services - 1.9%
Accenture PLC Class A	75,400	22,400,586
Amdocs Ltd.	165,900	13,298,544
EPAM Systems, Inc. (a)	5,100	1,109,607
MongoDB, Inc. Class A (a)	46,500	16,023,435
Snowflake, Inc. (a)	10,800	1,567,404
		54,399,576
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (a)	166,226	16,373,261
First Solar, Inc. (a)	39,500	5,626,775
GaN Systems, Inc. (c)	49,232	4,956
GaN Systems, Inc. (c)	49,232	0
Marvell Technology, Inc.	252,900	11,941,938
Microchip Technology, Inc.	220,330	15,707,326
NVIDIA Corp.	206,520	84,218,856
NXP Semiconductors NV	57,100	9,845,753
ON Semiconductor Corp. (a)	279,568	17,512,140
		161,231,005
Software - 10.4%
Datadog, Inc. Class A (a)	74,700	6,085,809
HubSpot, Inc. (a)	12,500	5,297,125
Intuit, Inc.	61,900	30,637,405
Microsoft Corp.	633,600	214,226,492
Oracle Corp.	74,400	7,692,960
Palo Alto Networks, Inc. (a)	34,500	8,384,190
Salesforce, Inc. (a)	16,100	3,233,363
UiPath, Inc. Class A (a)(b)	864,800	13,430,344
		288,987,688
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	943,936	161,195,951
Dell Technologies, Inc.	137,100	9,173,361
		170,369,312
TOTAL INFORMATION TECHNOLOGY		723,880,299
MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	12,977	3,665,224
Cabot Corp.	20,500	1,362,840
Celanese Corp. Class A	26,100	2,988,711
CF Industries Holdings, Inc.	39,800	3,175,244
Corteva, Inc.	68,100	3,278,334
DuPont de Nemours, Inc.	45,485	3,314,947
Linde PLC	51,486	19,675,890
LyondellBasell Industries NV Class A	58,600	5,288,064
Olin Corp.	40,600	1,734,432
The Chemours Co. LLC	101,000	2,435,110
Tronox Holdings PLC	124,000	1,325,560
Westlake Corp.	10,200	1,176,672
		49,421,028
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,239	1,733,497
Vulcan Materials Co.	9,100	1,788,059
		3,521,556
Containers & Packaging - 0.3%
Aptargroup, Inc.	26,900	3,289,063
Avery Dennison Corp.	9,000	1,566,630
Crown Holdings, Inc.	11,900	959,140
Greif, Inc. Class A	30,936	1,964,436
		7,779,269
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	206,334	6,969,963
Reliance Steel & Aluminum Co.	10,069	2,561,352
		9,531,315
TOTAL MATERIALS		70,253,168
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	36,700	6,539,573
COPT Defense Properties (SBI)	61,200	1,395,360
Crown Castle International Corp.	33,700	3,133,426
CubeSmart	26,400	899,976
Digital Realty Trust, Inc.	51,200	6,367,232
Equinix, Inc.	13,600	9,923,104
Equity Lifestyle Properties, Inc.	97,200	6,395,760
Essex Property Trust, Inc.	15,300	3,272,976
Extra Space Storage, Inc.	8,234	852,960
Invitation Homes, Inc.	260,300	7,728,307
Mid-America Apartment Communities, Inc.	40,100	4,737,815
Omega Healthcare Investors, Inc.	50,200	1,661,620
Prologis (REIT), Inc.	78,900	7,949,175
Simon Property Group, Inc.	25,600	2,813,184
Ventas, Inc.	40,600	1,723,876
Welltower, Inc.	76,500	6,396,165
		71,790,509
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	7,400	946,608
TOTAL REAL ESTATE		72,737,117
UTILITIES - 2.4%
Electric Utilities - 1.8%
Constellation Energy Corp.	47,997	5,419,821
Edison International	38,200	2,408,892
Entergy Corp.	22,100	2,112,539
Exelon Corp.	77,693	3,025,365
FirstEnergy Corp.	69,300	2,467,080
NextEra Energy, Inc.	155,614	9,072,296
NRG Energy, Inc.	51,700	2,191,046
PG&E Corp. (a)	539,293	8,790,476
PPL Corp.	126,100	3,098,277
Southern Co.	171,800	11,562,140
		50,147,932
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	105,400	1,570,460
Vistra Corp.	98,000	3,206,560
		4,777,020
Multi-Utilities - 0.4%
Dominion Energy, Inc.	14,441	582,261
NiSource, Inc.	97,200	2,445,552
Sempra	102,088	7,149,223
		10,177,036
Water Utilities - 0.0%
American Water Works Co., Inc.	12,300	1,447,095
TOTAL UTILITIES		66,549,083
TOTAL COMMON STOCKS (Cost $1,708,848,989)		2,742,516,685

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc.:
Series A(a)(c)(d)	21,543	204,228
Series B(a)(c)(d)	3,668	34,773
Series C(a)(c)(d)	107,300	1,017,204
Series D(a)(c)(d)	73,122	693,197
		1,949,402
Software - 0.0%
Skyryse, Inc. Series B (a)(c)(d)	37,900	872,837

TOTAL INFORMATION TECHNOLOGY		2,822,239

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (a)(c)	69,906	674,593

TOTAL PREFERRED STOCKS (Cost $3,554,398)		3,496,832

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.36% to 5.39% 11/30/23 (f) (Cost $1,742,514)	1,750,000	1,742,544

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	45,749,481	45,758,631
Fidelity Securities Lending Cash Central Fund 5.40% (g)(h)	13,394,647	13,395,987
TOTAL MONEY MARKET FUNDS (Cost $59,153,496)		59,154,618

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,773,299,397)	2,806,910,679
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(17,367,408)
NET ASSETS - 100.0%	2,789,543,271

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	31	Dec 2023	6,528,988	(463,333)	(463,333)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,822,239 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $892,183.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Astera Labs, Inc. Series A	5/17/22	219,082

Astera Labs, Inc. Series B	5/17/22	37,302

Astera Labs, Inc. Series C	8/24/21	360,721

Astera Labs, Inc. Series D	5/17/22	743,614

Skyryse, Inc. Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	50,159,426	605,836,102	610,236,897	1,828,859	-	-	45,758,631	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	8,469,600	166,129,522	161,203,135	32,028	-	-	13,395,987	0.1%
Total	58,629,026	771,965,624	771,440,032	1,860,887	-	-	59,154,618

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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